Shareholder Report, Holdings (Details)	Jun. 30, 2026
MyDestination 2015 Fund - INSTITUTIONAL | U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
MyDestination 2015 Fund - INSTITUTIONAL | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
MyDestination 2015 Fund - INSTITUTIONAL | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
MyDestination 2015 Fund - INSTITUTIONAL | GuideStone Low-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
MyDestination 2015 Fund - INSTITUTIONAL | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
MyDestination 2015 Fund - INSTITUTIONAL | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
MyDestination 2015 Fund - INSTITUTIONAL | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
MyDestination 2015 Fund - INSTITUTIONAL | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
MyDestination 2015 Fund - INSTITUTIONAL | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
MyDestination 2015 Fund - INSTITUTIONAL | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2015 Fund - INSTITUTIONAL | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
MyDestination 2015 Fund - INSTITUTIONAL | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
MyDestination 2015 Fund - INSTITUTIONAL | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2015 Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
MyDestination 2015 Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
MyDestination 2015 Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
MyDestination 2015 Fund - INVESTOR | U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
MyDestination 2015 Fund - INVESTOR | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
MyDestination 2015 Fund - INVESTOR | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
MyDestination 2015 Fund - INVESTOR | GuideStone Low-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
MyDestination 2015 Fund - INVESTOR | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
MyDestination 2015 Fund - INVESTOR | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
MyDestination 2015 Fund - INVESTOR | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
MyDestination 2015 Fund - INVESTOR | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
MyDestination 2015 Fund - INVESTOR | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
MyDestination 2015 Fund - INVESTOR | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2015 Fund - INVESTOR | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
MyDestination 2015 Fund - INVESTOR | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
MyDestination 2015 Fund - INVESTOR | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2015 Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
MyDestination 2015 Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
MyDestination 2015 Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone Low-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
MyDestination 2025 Fund - INSTITUTIONAL | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MyDestination 2025 Fund - INSTITUTIONAL | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
MyDestination 2025 Fund - INSTITUTIONAL | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
MyDestination 2025 Fund - INSTITUTIONAL | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2025 Fund - INSTITUTIONAL | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2025 Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
MyDestination 2025 Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
MyDestination 2025 Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
MyDestination 2025 Fund - INVESTOR | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
MyDestination 2025 Fund - INVESTOR | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
MyDestination 2025 Fund - INVESTOR | GuideStone Low-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
MyDestination 2025 Fund - INVESTOR | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
MyDestination 2025 Fund - INVESTOR | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2025 Fund - INVESTOR | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
MyDestination 2025 Fund - INVESTOR | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
MyDestination 2025 Fund - INVESTOR | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
MyDestination 2025 Fund - INVESTOR | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
MyDestination 2025 Fund - INVESTOR | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MyDestination 2025 Fund - INVESTOR | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
MyDestination 2025 Fund - INVESTOR | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
MyDestination 2025 Fund - INVESTOR | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2025 Fund - INVESTOR | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2025 Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
MyDestination 2025 Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
MyDestination 2025 Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
MyDestination 2035 Fund - INSTITUTIONAL | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2035 Fund - INSTITUTIONAL | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
MyDestination 2035 Fund - INSTITUTIONAL | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2035 Fund - INSTITUTIONAL | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2035 Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
MyDestination 2035 Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
MyDestination 2035 Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
MyDestination 2035 Fund - INVESTOR | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
MyDestination 2035 Fund - INVESTOR | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
MyDestination 2035 Fund - INVESTOR | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
MyDestination 2035 Fund - INVESTOR | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2035 Fund - INVESTOR | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
MyDestination 2035 Fund - INVESTOR | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
MyDestination 2035 Fund - INVESTOR | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2035 Fund - INVESTOR | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
MyDestination 2035 Fund - INVESTOR | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
MyDestination 2035 Fund - INVESTOR | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2035 Fund - INVESTOR | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
MyDestination 2035 Fund - INVESTOR | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2035 Fund - INVESTOR | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MyDestination 2035 Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
MyDestination 2035 Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
MyDestination 2035 Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
MyDestination 2045 Fund - INSTITUTIONAL | GuideStone Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MyDestination 2045 Fund - INSTITUTIONAL | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
MyDestination 2045 Fund - INSTITUTIONAL | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
MyDestination 2045 Fund - INSTITUTIONAL | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
MyDestination 2045 Fund - INSTITUTIONAL | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
MyDestination 2045 Fund - INSTITUTIONAL | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
MyDestination 2045 Fund - INSTITUTIONAL | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MyDestination 2045 Fund - INSTITUTIONAL | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
MyDestination 2045 Fund - INSTITUTIONAL | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
MyDestination 2045 Fund - INSTITUTIONAL | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
MyDestination 2045 Fund - INSTITUTIONAL | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MyDestination 2045 Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
MyDestination 2045 Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
MyDestination 2045 Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
MyDestination 2045 Fund - INVESTOR | GuideStone Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MyDestination 2045 Fund - INVESTOR | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
MyDestination 2045 Fund - INVESTOR | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
MyDestination 2045 Fund - INVESTOR | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
MyDestination 2045 Fund - INVESTOR | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
MyDestination 2045 Fund - INVESTOR | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
MyDestination 2045 Fund - INVESTOR | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MyDestination 2045 Fund - INVESTOR | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
MyDestination 2045 Fund - INVESTOR | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
MyDestination 2045 Fund - INVESTOR | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
MyDestination 2045 Fund - INVESTOR | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MyDestination 2045 Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
MyDestination 2045 Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
MyDestination 2045 Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
MyDestination 2055 Fund - INSTITUTIONAL | GuideStone Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2055 Fund - INSTITUTIONAL | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
MyDestination 2055 Fund - INSTITUTIONAL | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
MyDestination 2055 Fund - INSTITUTIONAL | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MyDestination 2055 Fund - INSTITUTIONAL | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
MyDestination 2055 Fund - INSTITUTIONAL | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
MyDestination 2055 Fund - INSTITUTIONAL | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MyDestination 2055 Fund - INSTITUTIONAL | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
MyDestination 2055 Fund - INSTITUTIONAL | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
MyDestination 2055 Fund - INSTITUTIONAL | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
MyDestination 2055 Fund - INSTITUTIONAL | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MyDestination 2055 Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
MyDestination 2055 Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
MyDestination 2055 Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
MyDestination 2055 Fund - INVESTOR | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
MyDestination 2055 Fund - INVESTOR | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
MyDestination 2055 Fund - INVESTOR | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MyDestination 2055 Fund - INVESTOR | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
MyDestination 2055 Fund - INVESTOR | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
MyDestination 2055 Fund - INVESTOR | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MyDestination 2055 Fund - INVESTOR | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
MyDestination 2055 Fund - INVESTOR | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
MyDestination 2055 Fund - INVESTOR | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MyDestination 2055 Fund - INVESTOR | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
MyDestination 2055 Fund - INVESTOR | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MyDestination 2055 Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
MyDestination 2055 Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
MyDestination 2055 Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
MyDestination 2065 Fund - INSTITUTIONAL | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
MyDestination 2065 Fund - INSTITUTIONAL | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
MyDestination 2065 Fund - INSTITUTIONAL | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
MyDestination 2065 Fund - INSTITUTIONAL | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
MyDestination 2065 Fund - INSTITUTIONAL | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
MyDestination 2065 Fund - INSTITUTIONAL | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MyDestination 2065 Fund - INSTITUTIONAL | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
MyDestination 2065 Fund - INSTITUTIONAL | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
MyDestination 2065 Fund - INSTITUTIONAL | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
MyDestination 2065 Fund - INSTITUTIONAL | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
MyDestination 2065 Fund - INSTITUTIONAL | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MyDestination 2065 Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
MyDestination 2065 Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
MyDestination 2065 Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
MyDestination 2065 Fund - INVESTOR | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
MyDestination 2065 Fund - INVESTOR | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
MyDestination 2065 Fund - INVESTOR | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
MyDestination 2065 Fund - INVESTOR | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
MyDestination 2065 Fund - INVESTOR | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
MyDestination 2065 Fund - INVESTOR | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MyDestination 2065 Fund - INVESTOR | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
MyDestination 2065 Fund - INVESTOR | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
MyDestination 2065 Fund - INVESTOR | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
MyDestination 2065 Fund - INVESTOR | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
MyDestination 2065 Fund - INVESTOR | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MyDestination 2065 Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
MyDestination 2065 Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
MyDestination 2065 Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Conservative Allocation Fund - INSTITUTIONAL | GuideStone Low-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Conservative Allocation Fund - INSTITUTIONAL | GuideStone Impact Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Conservative Allocation Fund - INSTITUTIONAL | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Conservative Allocation Fund - INSTITUTIONAL | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Conservative Allocation Fund - INSTITUTIONAL | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Conservative Allocation Fund - INSTITUTIONAL | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Conservative Allocation Fund - INSTITUTIONAL | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Conservative Allocation Fund - INSTITUTIONAL | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Conservative Allocation Fund - INSTITUTIONAL | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Conservative Allocation Fund - INSTITUTIONAL | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Conservative Allocation Fund - INSTITUTIONAL | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Conservative Allocation Fund - INSTITUTIONAL | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Conservative Allocation Fund - INSTITUTIONAL | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Conservative Allocation Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Conservative Allocation Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Conservative Allocation Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Conservative Allocation Fund - INVESTOR | GuideStone Low-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Conservative Allocation Fund - INVESTOR | GuideStone Impact Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Conservative Allocation Fund - INVESTOR | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Conservative Allocation Fund - INVESTOR | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Conservative Allocation Fund - INVESTOR | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Conservative Allocation Fund - INVESTOR | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Conservative Allocation Fund - INVESTOR | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Conservative Allocation Fund - INVESTOR | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Conservative Allocation Fund - INVESTOR | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Conservative Allocation Fund - INVESTOR | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Conservative Allocation Fund - INVESTOR | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Conservative Allocation Fund - INVESTOR | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Conservative Allocation Fund - INVESTOR | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Conservative Allocation Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Conservative Allocation Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Conservative Allocation Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Balanced Allocation Fund - INSTITUTIONAL | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Balanced Allocation Fund - INSTITUTIONAL | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Balanced Allocation Fund - INSTITUTIONAL | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Balanced Allocation Fund - INSTITUTIONAL | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Balanced Allocation Fund - INSTITUTIONAL | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Balanced Allocation Fund - INSTITUTIONAL | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Balanced Allocation Fund - INSTITUTIONAL | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Balanced Allocation Fund - INSTITUTIONAL | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Balanced Allocation Fund - INSTITUTIONAL | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Balanced Allocation Fund - INSTITUTIONAL | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Balanced Allocation Fund - INSTITUTIONAL | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Balanced Allocation Fund - INSTITUTIONAL | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Balanced Allocation Fund - INSTITUTIONAL | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Balanced Allocation Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Balanced Allocation Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Balanced Allocation Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Balanced Allocation Fund - INVESTOR | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Balanced Allocation Fund - INVESTOR | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Balanced Allocation Fund - INVESTOR | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Balanced Allocation Fund - INVESTOR | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Balanced Allocation Fund - INVESTOR | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Balanced Allocation Fund - INVESTOR | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Balanced Allocation Fund - INVESTOR | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Balanced Allocation Fund - INVESTOR | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Balanced Allocation Fund - INVESTOR | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Balanced Allocation Fund - INVESTOR | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Balanced Allocation Fund - INVESTOR | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Balanced Allocation Fund - INVESTOR | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Balanced Allocation Fund - INVESTOR | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Balanced Allocation Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Balanced Allocation Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Balanced Allocation Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Moderately Aggressive Allocation Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone Medium-Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone Defensive Market Strategies® Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Moderately Aggressive Allocation Fund - INVESTOR | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Moderately Aggressive Allocation Fund - INVESTOR | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Moderately Aggressive Allocation Fund - INVESTOR | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Moderately Aggressive Allocation Fund - INVESTOR | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Moderately Aggressive Allocation Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Moderately Aggressive Allocation Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Moderately Aggressive Allocation Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Aggressive Allocation Fund - INSTITUTIONAL | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Aggressive Allocation Fund - INSTITUTIONAL | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Aggressive Allocation Fund - INSTITUTIONAL | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Aggressive Allocation Fund - INSTITUTIONAL | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Aggressive Allocation Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Aggressive Allocation Fund - INVESTOR | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Aggressive Allocation Fund - INVESTOR | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Aggressive Allocation Fund - INVESTOR | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Aggressive Allocation Fund - INVESTOR | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Aggressive Allocation Fund - INVESTOR | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Aggressive Allocation Fund - INVESTOR | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Aggressive Allocation Fund - INVESTOR | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Aggressive Allocation Fund - INVESTOR | GuideStone Money Market Fund, 3.55% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Aggressive Allocation Fund - INVESTOR | U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Aggressive Allocation Fund - INVESTOR | Non-U.S. Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Aggressive Allocation Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Money Market Fund - INSTITUTIONAL | 1 - 7 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Money Market Fund - INSTITUTIONAL | 8 - 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Money Market Fund - INSTITUTIONAL | 15 - 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Money Market Fund - INSTITUTIONAL | 31 - 60 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Money Market Fund - INSTITUTIONAL | 61 - 90 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Money Market Fund - INSTITUTIONAL | 91 - 120 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Money Market Fund - INSTITUTIONAL | 121 - 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Money Market Fund - INSTITUTIONAL | Over 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Money Market Fund - INVESTOR | 1 - 7 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Money Market Fund - INVESTOR | 8 - 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Money Market Fund - INVESTOR | 15 - 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Money Market Fund - INVESTOR | 31 - 60 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Money Market Fund - INVESTOR | 61 - 90 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Money Market Fund - INVESTOR | 91 - 120 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Money Market Fund - INVESTOR | 121 - 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Money Market Fund - INVESTOR | Over 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Low-Duration Bond Fund - INSTITUTIONAL | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Low-Duration Bond Fund - INSTITUTIONAL | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
Low-Duration Bond Fund - INSTITUTIONAL | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Low-Duration Bond Fund - INSTITUTIONAL | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
Low-Duration Bond Fund - INSTITUTIONAL | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Low-Duration Bond Fund - INSTITUTIONAL | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Low-Duration Bond Fund - INSTITUTIONAL | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Low-Duration Bond Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Low-Duration Bond Fund - INVESTOR | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Low-Duration Bond Fund - INVESTOR | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
Low-Duration Bond Fund - INVESTOR | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Low-Duration Bond Fund - INVESTOR | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
Low-Duration Bond Fund - INVESTOR | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Low-Duration Bond Fund - INVESTOR | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Low-Duration Bond Fund - INVESTOR | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Low-Duration Bond Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Medium-Duration Bond Fund - INSTITUTIONAL | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Medium-Duration Bond Fund - INSTITUTIONAL | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Medium-Duration Bond Fund - INSTITUTIONAL | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Medium-Duration Bond Fund - INSTITUTIONAL | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
Medium-Duration Bond Fund - INSTITUTIONAL | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Medium-Duration Bond Fund - INSTITUTIONAL | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Medium-Duration Bond Fund - INSTITUTIONAL | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
Medium-Duration Bond Fund - INSTITUTIONAL | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Medium-Duration Bond Fund - INSTITUTIONAL | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
Medium-Duration Bond Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Medium-Duration Bond Fund - INVESTOR | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Medium-Duration Bond Fund - INVESTOR | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Medium-Duration Bond Fund - INVESTOR | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Medium-Duration Bond Fund - INVESTOR | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
Medium-Duration Bond Fund - INVESTOR | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Medium-Duration Bond Fund - INVESTOR | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Medium-Duration Bond Fund - INVESTOR | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
Medium-Duration Bond Fund - INVESTOR | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Medium-Duration Bond Fund - INVESTOR | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
Medium-Duration Bond Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Global Bond Fund - INSTITUTIONAL | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Global Bond Fund - INSTITUTIONAL | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Global Bond Fund - INSTITUTIONAL | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Global Bond Fund - INSTITUTIONAL | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
Global Bond Fund - INSTITUTIONAL | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Global Bond Fund - INSTITUTIONAL | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Global Bond Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Global Bond Fund - INVESTOR | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Global Bond Fund - INVESTOR | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Global Bond Fund - INVESTOR | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Global Bond Fund - INVESTOR | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
Global Bond Fund - INVESTOR | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Global Bond Fund - INVESTOR | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Global Bond Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Impact Bond Fund - INSTITUTIONAL | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Impact Bond Fund - INSTITUTIONAL | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
Impact Bond Fund - INSTITUTIONAL | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Impact Bond Fund - INVESTOR | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Impact Bond Fund - INVESTOR | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
Impact Bond Fund - INVESTOR | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Defensive Market Strategies ® Fund - INSTITUTIONAL | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
Defensive Market Strategies ® Fund - INSTITUTIONAL | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Defensive Market Strategies ® Fund - INSTITUTIONAL | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Defensive Market Strategies ® Fund - INSTITUTIONAL | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Defensive Market Strategies ® Fund - INSTITUTIONAL | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Defensive Market Strategies ® Fund - INSTITUTIONAL | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Defensive Market Strategies ® Fund - INVESTOR | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
Defensive Market Strategies ® Fund - INVESTOR | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Defensive Market Strategies ® Fund - INVESTOR | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Defensive Market Strategies ® Fund - INVESTOR | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Defensive Market Strategies ® Fund - INVESTOR | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Defensive Market Strategies ® Fund - INVESTOR | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Equity Index Fund - INSTITUTIONAL | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Equity Index Fund - INSTITUTIONAL | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Equity Index Fund - INSTITUTIONAL | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Equity Index Fund - INSTITUTIONAL | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Equity Index Fund - INSTITUTIONAL | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Equity Index Fund - INSTITUTIONAL | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Equity Index Fund - INSTITUTIONAL | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Equity Index Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Equity Index Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Equity Index Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Equity Index Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Equity Index Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Equity Index Fund - INVESTOR | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Equity Index Fund - INVESTOR | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Equity Index Fund - INVESTOR | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Equity Index Fund - INVESTOR | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Equity Index Fund - INVESTOR | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Equity Index Fund - INVESTOR | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Equity Index Fund - INVESTOR | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Equity Index Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Equity Index Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Equity Index Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Equity Index Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Equity Index Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Value Equity Index Fund - INSTITUTIONAL | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Value Equity Index Fund - INSTITUTIONAL | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Value Equity Index Fund - INSTITUTIONAL | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Value Equity Index Fund - INSTITUTIONAL | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Value Equity Index Fund - INSTITUTIONAL | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Value Equity Index Fund - INSTITUTIONAL | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Value Equity Index Fund - INSTITUTIONAL | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Value Equity Index Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Value Equity Index Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Value Equity Index Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Value Equity Index Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Value Equity Index Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Value Equity Index Fund - INVESTOR | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Value Equity Index Fund - INVESTOR | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Value Equity Index Fund - INVESTOR | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Value Equity Index Fund - INVESTOR | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Value Equity Index Fund - INVESTOR | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Value Equity Index Fund - INVESTOR | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Value Equity Index Fund - INVESTOR | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Value Equity Index Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Value Equity Index Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Value Equity Index Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Value Equity Index Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Value Equity Index Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Value Equity Fund - INSTITUTIONAL | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Value Equity Fund - INSTITUTIONAL | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Value Equity Fund - INSTITUTIONAL | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Value Equity Fund - INSTITUTIONAL | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Value Equity Fund - INSTITUTIONAL | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Value Equity Fund - INSTITUTIONAL | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Value Equity Fund - INSTITUTIONAL | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Value Equity Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Value Equity Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Value Equity Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Value Equity Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Value Equity Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
Value Equity Fund - INVESTOR | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Value Equity Fund - INVESTOR | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Value Equity Fund - INVESTOR | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Value Equity Fund - INVESTOR | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Value Equity Fund - INVESTOR | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Value Equity Fund - INVESTOR | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Value Equity Fund - INVESTOR | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Value Equity Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Value Equity Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Value Equity Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Value Equity Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Value Equity Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
Growth Equity Index Fund - INSTITUTIONAL | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Growth Equity Index Fund - INSTITUTIONAL | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Growth Equity Index Fund - INSTITUTIONAL | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Growth Equity Index Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Growth Equity Index Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
Growth Equity Index Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Growth Equity Index Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Growth Equity Index Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Growth Equity Index Fund - INVESTOR | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Growth Equity Index Fund - INVESTOR | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Growth Equity Index Fund - INVESTOR | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Growth Equity Index Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Growth Equity Index Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
Growth Equity Index Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Growth Equity Index Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Growth Equity Index Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Growth Equity Fund - INSTITUTIONAL | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Growth Equity Fund - INSTITUTIONAL | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Growth Equity Fund - INSTITUTIONAL | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Growth Equity Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Growth Equity Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Growth Equity Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Growth Equity Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Growth Equity Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
Growth Equity Fund - INVESTOR | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Growth Equity Fund - INVESTOR | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Growth Equity Fund - INVESTOR | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Growth Equity Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Growth Equity Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Growth Equity Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Growth Equity Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Growth Equity Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
Small Cap Equity Fund - INSTITUTIONAL | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Small Cap Equity Fund - INSTITUTIONAL | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Equity Fund - INSTITUTIONAL | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small Cap Equity Fund - INSTITUTIONAL | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small Cap Equity Fund - INSTITUTIONAL | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Small Cap Equity Fund - INSTITUTIONAL | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small Cap Equity Fund - INSTITUTIONAL | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Equity Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Small Cap Equity Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Small Cap Equity Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Small Cap Equity Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Small Cap Equity Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
Small Cap Equity Fund - INVESTOR | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Small Cap Equity Fund - INVESTOR | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Equity Fund - INVESTOR | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small Cap Equity Fund - INVESTOR | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small Cap Equity Fund - INVESTOR | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Small Cap Equity Fund - INVESTOR | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small Cap Equity Fund - INVESTOR | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Equity Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Small Cap Equity Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Small Cap Equity Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Small Cap Equity Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Small Cap Equity Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
International Equity Index Fund - INSTITUTIONAL | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
International Equity Index Fund - INSTITUTIONAL | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Equity Index Fund - INSTITUTIONAL | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
International Equity Index Fund - INSTITUTIONAL | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
International Equity Index Fund - INSTITUTIONAL | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equity Index Fund - INSTITUTIONAL | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Equity Index Fund - INSTITUTIONAL | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
International Equity Index Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
International Equity Index Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
International Equity Index Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
International Equity Index Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
International Equity Index Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[1]
International Equity Index Fund - INSTITUTIONAL | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Equity Index Fund - INSTITUTIONAL | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.40%
International Equity Index Fund - INSTITUTIONAL | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
International Equity Index Fund - INSTITUTIONAL | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Equity Index Fund - INSTITUTIONAL | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Equity Index Fund - INSTITUTIONAL | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equity Index Fund - INSTITUTIONAL | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.50%
International Equity Index Fund - INSTITUTIONAL | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
International Equity Index Fund - INSTITUTIONAL | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
International Equity Index Fund - INSTITUTIONAL | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
International Equity Index Fund - INSTITUTIONAL | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
International Equity Index Fund - INSTITUTIONAL | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
International Equity Index Fund - INSTITUTIONAL | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
International Equity Index Fund - INSTITUTIONAL | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.90%
International Equity Index Fund - INSTITUTIONAL | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Index Fund - INSTITUTIONAL | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Equity Index Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
International Equity Index Fund - INVESTOR | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
International Equity Index Fund - INVESTOR | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Equity Index Fund - INVESTOR | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
International Equity Index Fund - INVESTOR | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
International Equity Index Fund - INVESTOR | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Equity Index Fund - INVESTOR | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Equity Index Fund - INVESTOR | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
International Equity Index Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
International Equity Index Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
International Equity Index Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
International Equity Index Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
International Equity Index Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[1]
International Equity Index Fund - INVESTOR | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Equity Index Fund - INVESTOR | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.40%
International Equity Index Fund - INVESTOR | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
International Equity Index Fund - INVESTOR | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Equity Index Fund - INVESTOR | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Equity Index Fund - INVESTOR | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equity Index Fund - INVESTOR | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.50%
International Equity Index Fund - INVESTOR | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
International Equity Index Fund - INVESTOR | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
International Equity Index Fund - INVESTOR | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
International Equity Index Fund - INVESTOR | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
International Equity Index Fund - INVESTOR | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
International Equity Index Fund - INVESTOR | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
International Equity Index Fund - INVESTOR | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.90%
International Equity Index Fund - INVESTOR | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Index Fund - INVESTOR | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
International Equity Index Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
International Equity Fund - INSTITUTIONAL | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
International Equity Fund - INSTITUTIONAL | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Equity Fund - INSTITUTIONAL | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Equity Fund - INSTITUTIONAL | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
International Equity Fund - INSTITUTIONAL | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equity Fund - INSTITUTIONAL | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Equity Fund - INSTITUTIONAL | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
International Equity Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
International Equity Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
International Equity Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
International Equity Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
International Equity Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
International Equity Fund - INSTITUTIONAL | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.60%
International Equity Fund - INSTITUTIONAL | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Equity Fund - INSTITUTIONAL | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Equity Fund - INSTITUTIONAL | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Fund - INSTITUTIONAL | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Equity Fund - INSTITUTIONAL | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Equity Fund - INSTITUTIONAL | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
International Equity Fund - INSTITUTIONAL | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Equity Fund - INSTITUTIONAL | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
International Equity Fund - INSTITUTIONAL | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
International Equity Fund - INSTITUTIONAL | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
International Equity Fund - INSTITUTIONAL | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
International Equity Fund - INSTITUTIONAL | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Equity Fund - INSTITUTIONAL | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Equity Fund - INSTITUTIONAL | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.70%
International Equity Fund - INSTITUTIONAL | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Equity Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[1]
International Equity Fund - INVESTOR | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
International Equity Fund - INVESTOR | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
International Equity Fund - INVESTOR | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Equity Fund - INVESTOR | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
International Equity Fund - INVESTOR | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
International Equity Fund - INVESTOR | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Equity Fund - INVESTOR | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
International Equity Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
International Equity Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
International Equity Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
International Equity Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
International Equity Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
International Equity Fund - INVESTOR | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.60%
International Equity Fund - INVESTOR | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Equity Fund - INVESTOR | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Equity Fund - INVESTOR | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
International Equity Fund - INVESTOR | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
International Equity Fund - INVESTOR | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Equity Fund - INVESTOR | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
International Equity Fund - INVESTOR | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Equity Fund - INVESTOR | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.40%
International Equity Fund - INVESTOR | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
International Equity Fund - INVESTOR | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
International Equity Fund - INVESTOR | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
International Equity Fund - INVESTOR | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
International Equity Fund - INVESTOR | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Equity Fund - INVESTOR | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.70%
International Equity Fund - INVESTOR | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
International Equity Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[1]
Emerging Markets Equity Fund - INSTITUTIONAL | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Emerging Markets Equity Fund - INSTITUTIONAL | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Emerging Markets Equity Fund - INSTITUTIONAL | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Emerging Markets Equity Fund - INSTITUTIONAL | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Emerging Markets Equity Fund - INSTITUTIONAL | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Emerging Markets Equity Fund - INSTITUTIONAL | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Emerging Markets Equity Fund - INSTITUTIONAL | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Equity Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Equity Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Emerging Markets Equity Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Emerging Markets Equity Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Emerging Markets Equity Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
Emerging Markets Equity Fund - INSTITUTIONAL | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Emerging Markets Equity Fund - INSTITUTIONAL | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Emerging Markets Equity Fund - INSTITUTIONAL | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Emerging Markets Equity Fund - INSTITUTIONAL | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Emerging Markets Equity Fund - INSTITUTIONAL | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Emerging Markets Equity Fund - INSTITUTIONAL | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Emerging Markets Equity Fund - INSTITUTIONAL | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets Equity Fund - INSTITUTIONAL | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Equity Fund - INSTITUTIONAL | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Emerging Markets Equity Fund - INSTITUTIONAL | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets Equity Fund - INSTITUTIONAL | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Emerging Markets Equity Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[1]
Emerging Markets Equity Fund - INVESTOR | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Emerging Markets Equity Fund - INVESTOR | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Emerging Markets Equity Fund - INVESTOR | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Emerging Markets Equity Fund - INVESTOR | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Emerging Markets Equity Fund - INVESTOR | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Emerging Markets Equity Fund - INVESTOR | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Emerging Markets Equity Fund - INVESTOR | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Equity Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Equity Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Emerging Markets Equity Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Emerging Markets Equity Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Emerging Markets Equity Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
Emerging Markets Equity Fund - INVESTOR | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Emerging Markets Equity Fund - INVESTOR | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Emerging Markets Equity Fund - INVESTOR | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Emerging Markets Equity Fund - INVESTOR | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Emerging Markets Equity Fund - INVESTOR | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Emerging Markets Equity Fund - INVESTOR | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Emerging Markets Equity Fund - INVESTOR | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Emerging Markets Equity Fund - INVESTOR | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Emerging Markets Equity Fund - INVESTOR | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Emerging Markets Equity Fund - INVESTOR | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Emerging Markets Equity Fund - INVESTOR | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Emerging Markets Equity Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[1]
Global Real Estate Securities Fund - INSTITUTIONAL | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Global Real Estate Securities Fund - INSTITUTIONAL | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Global Real Estate Securities Fund - INSTITUTIONAL | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Global Real Estate Securities Fund - INSTITUTIONAL | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Global Real Estate Securities Fund - INSTITUTIONAL | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Global Real Estate Securities Fund - INSTITUTIONAL | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Global Real Estate Securities Fund - INSTITUTIONAL | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Global Real Estate Securities Fund - INSTITUTIONAL | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Global Real Estate Securities Fund - INSTITUTIONAL | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Global Real Estate Securities Fund - INSTITUTIONAL | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Global Real Estate Securities Fund - INSTITUTIONAL | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Global Real Estate Securities Fund - INSTITUTIONAL | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Real Estate Securities Fund - INSTITUTIONAL | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Global Real Estate Securities Fund - INSTITUTIONAL | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Global Real Estate Securities Fund - INSTITUTIONAL | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Global Real Estate Securities Fund - INSTITUTIONAL | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Global Real Estate Securities Fund - INSTITUTIONAL | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Global Real Estate Securities Fund - INSTITUTIONAL | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Global Real Estate Securities Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
Global Real Estate Securities Fund - INVESTOR | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Global Real Estate Securities Fund - INVESTOR | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Global Real Estate Securities Fund - INVESTOR | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Global Real Estate Securities Fund - INVESTOR | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Global Real Estate Securities Fund - INVESTOR | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Global Real Estate Securities Fund - INVESTOR | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Global Real Estate Securities Fund - INVESTOR | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Global Real Estate Securities Fund - INVESTOR | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Global Real Estate Securities Fund - INVESTOR | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Global Real Estate Securities Fund - INVESTOR | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Global Real Estate Securities Fund - INVESTOR | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Global Real Estate Securities Fund - INVESTOR | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Global Real Estate Securities Fund - INVESTOR | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Global Real Estate Securities Fund - INVESTOR | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Global Real Estate Securities Fund - INVESTOR | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Global Real Estate Securities Fund - INVESTOR | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Global Real Estate Securities Fund - INVESTOR | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Global Real Estate Securities Fund - INVESTOR | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Global Real Estate Securities Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
Strategic Alternatives Fund - INSTITUTIONAL | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%
Strategic Alternatives Fund - INSTITUTIONAL | Total Return Basket Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Strategic Alternatives Fund - INSTITUTIONAL | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Strategic Alternatives Fund - INSTITUTIONAL | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Strategic Alternatives Fund - INSTITUTIONAL | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Strategic Alternatives Fund - INSTITUTIONAL | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Strategic Alternatives Fund - INSTITUTIONAL | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Strategic Alternatives Fund - INSTITUTIONAL | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Strategic Alternatives Fund - INSTITUTIONAL | Equities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Strategic Alternatives Fund - INSTITUTIONAL | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Strategic Alternatives Fund - INSTITUTIONAL | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Strategic Alternatives Fund - INVESTOR | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%
Strategic Alternatives Fund - INVESTOR | Total Return Basket Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Strategic Alternatives Fund - INVESTOR | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Strategic Alternatives Fund - INVESTOR | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Strategic Alternatives Fund - INVESTOR | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Strategic Alternatives Fund - INVESTOR | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Strategic Alternatives Fund - INVESTOR | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Strategic Alternatives Fund - INVESTOR | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Strategic Alternatives Fund - INVESTOR | Equities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Strategic Alternatives Fund - INVESTOR | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Strategic Alternatives Fund - INVESTOR | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]

[1]	Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.